Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents		$ 2,693,000	$ 9,763,000
Financing receivable, allowance for credit loss		0	0
Restircted cash deposit to secure letter of credit		137,000	137,000
Impairment losses on Long-lived assets		0	0
Provision for loss on contracts		0	0
Capitalized contract cost, net		38,000	281,000	$ 84,000
Prepaid expense and other assets, noncurrent		0	142,000	$ 0
Amortization of acquisition costs		75,000	275,000
Income tax examination, penalties and interest accrued		0	0
Deferred offering costs		1,943,000	0
Non-US [Member]
Material asset non current		$ 0	$ 0
Customer concentration risk [Member] | Revenue Benchmark [Member] | Major Customer One [Member]
Concentration risk, percentage		35.00%	30.00%
Customer concentration risk [Member] | Revenue Benchmark [Member] | Major Customer Two [Member]
Concentration risk, percentage		26.00%	27.00%
Customer concentration risk [Member] | Revenue Benchmark [Member] | Major Customer Three [Member]
Concentration risk, percentage		20.00%	19.00%
Customer concentration risk [Member] | Revenue Benchmark [Member] | Major Customer Four [Member]
Concentration risk, percentage		17.00%	15.00%
Customer concentration risk [Member] | Accounts receivable [Member] | Major Customer One [Member]
Concentration risk, percentage		43.00%	37.00%
Customer concentration risk [Member] | Accounts receivable [Member] | Major Customer Two [Member]
Concentration risk, percentage		31.00%	35.00%
Customer concentration risk [Member] | Accounts receivable [Member] | Major Customer Three [Member]
Concentration risk, percentage		26.00%	21.00%
ANDRETTI ACQUISITION CORP. [Member]
Cash and cash equivalents		$ 0	$ 0
Unrecognized tax benefits		0	0
Unrecognized tax benefits, Income tax penalties and interest accrued		0	0
Cash, FDIC insured amount		250,000
Deferred under writing fees payable		0	8,050,000
Fair value of founder shares in excess attributable to anchor investor		$ 0	10,402,810
Period to exercise warrants after business combination		30 days
Number of stock bought back by the entity at the redemption price	15,105,199
Marketable securities held in Trust Account	$ 84,200,000	$ 86,265,079	$ 239,149,736
Stock redemption price per share	$ 10.66
ANDRETTI ACQUISITION CORP. [Member] | IPO [Member]
Deferred offering costs		23,807,600
Underwriting Fees		4,600,000
Deferred under writing fees payable		8,050,000
Fair value of founder shares in excess attributable to anchor investor		10,402,810
Other offering costs		$ 754,790
ANDRETTI ACQUISITION CORP. [Member] | Common Class A [Member]
Class of warrant or right, Number of securities called by warrants or rights		11,500,000